Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 129,759	$ 435,894
Prepaid expenses	47,286	8,800
Deferred consulting fees		63,923
Total Current Assets	177,045	508,617
PROPERTY AND EQUIPMENT, NET	3,975	1,344
OTHER ASSETS
Trademark and patents, net	146,342	117,771
Lease deposit	4,272	1,122
Total Other Assets	150,614	118,893
TOTAL ASSETS	331,634	628,854
CURRENT LIABILITIES
Accounts payable	475,912	451,412
Accounts payable – related parties	229,669	228,269
Accrued expenses	451,986	427,529
Accrued expenses – related parties	1,960,527	1,964,316
Due to stockholders		6,000
Customer deposits	40,000
Notes payable	283,249	283,266
Total Current Liabilities	3,441,343	3,360,792
CONTINGENT LIABILITIES (Note 5)	224,852	224,852
TOTAL LIABILITIES	3,666,195	3,585,644
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, 50,000,000 shares authorized of $0.00001 par value, no shares issued or outstanding	0	0
Common stock, 395,000,000 shares authorized of $0.001 par value, 272,041,949 and 259,362,171 shares issued and outstanding, respectively	272,042	259,362
Additional paid-in capital	23,155,777	21,593,448
Other comprehensive loss	(21,082)	(8,519)
Deficit accumulated during the development stage	(26,741,298)	(24,801,081)
Total Stockholders' Deficit	(3,334,561)	(2,956,790)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 331,634	$ 628,854